                                     [LOGO]
                                 ALLIANCEBERNSTEIN
                                    Investments


                                                SANFORD C. BERNSTEIN FUND, INC.
                                            Tax-Managed International Portfolio
                                                        International Portfolio
                                                     Emerging Markets Portfolio

--------------------------------------------------------------------------------

Supplement dated April 30, 2009 to the Prospectus dated January 30, 2009 of Sanford C. Bernstein Fund, Inc.

Fund Management

The following information replaces certain information in the Prospectus under the heading "Fund Management":

The management of, and investment decisions for, the Emerging Markets Portfolio and each of the International Portfolios are made by the Blend Strategies Team, comprised of senior Blend portfolio managers. The Blend Strategies Team relies heavily on the Manager's growth, value and fixed-income investment teams and, in turn, the fundamental research of the Manager's large internal research staff. No one person is principally responsible for coordinating the Portfolios' investments.

The following table lists the five persons within the Blend Strategies Team with the most significant responsibility for the day-to-day management of the Portfolios, the length of time that each person has been jointly and primarily responsible for the Portfolios, and each person's principal occupation during the past five years:

                                    Principal Occupation During
   Employee; Title; Year            the Past Five (5) Years
   -------------------------------- -----------------------------------------
   Blend Strategies Team

   Seth J. Masters                  Executive Vice President of the Manager,
   Executive Vice President of the  with which he has been associated in a
   Manager and Chief Investment     similar capacity to his current position
   Officer -- Blend Strategies and  since prior to 2004, Chief Investment
   Chief Investment Officer --      Officer -- Blend Strategies and Chief
   Defined Contribution (since      Investment Officer -- Defined
   inception)                       Contribution.


                                   Principal Occupation During
   Employee; Title; Year           the Past Five (5) Years
   ------------------------------- -----------------------------------------
   Dokyoung Lee                    Senior Vice President of the Manager,
   Senior Vice President of the    with which he has been associated in a
   Manager and Director of         similar capacity to his current position
   Research -- Blend Strategies    since prior to 2004 and Director of
   (since 2008)                    Research -- Blend Strategies.

   Thomas J. Fontaine              Senior Vice President of the Manager,
   Senior Vice President of the    with which he has been associated in a
   Manager and Head of Research    similar capacity to his current position
   and Investment Design --        since prior to 2004 and Head of Research
   Defined Contribution (since     and Investment Design -- Defined
   February 2009)                  Contribution.

   Patrick J. Rudden               Senior Vice President of the Manager,
   Senior Vice President of the    with which he has been associated in a
   Manager (since February 2009)   similar capacity to his current position
                                   since prior to 2004.

   Joshua B. Lisser                Senior Vice President of the Manager,
   Senior Vice President of the    with which he has been associated in a
   Manager and Chief Investment    similar capacity to his current position
   Officer -- Structured Equities  since prior to 2004 and Chief Investment
   (since inception)               Officer -- Structured Equities.

This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.

                                                                  SUP-0119-0409

                                     [LOGO]
                                 ALLIANCEBERNSTEIN
                                    Investments


                                                SANFORD C. BERNSTEIN FUND, INC.
                                                        International Portfolio

--------------------------------------------------------------------------------

Supplement dated April 30, 2009 to the Prospectus dated January 30, 2009 of Sanford C. Bernstein Fund, Inc. (the "Fund").

Fund Management

The following information replaces certain information in the Prospectus under the heading "Fund Management":

The management of, and investment decisions for, the International Portfolio are made by the Blend Strategies Team, comprised of senior Blend portfolio managers. The Blend Strategies Team relies heavily on the Manager's growth, value and fixed-income investment teams and, in turn, the fundamental research of the Manager's large internal research staff. No one person is principally responsible for coordinating the Portfolio's investments.

The following table lists the five persons within the Blend Strategies Team with the most significant responsibility for the day-to-day management of the Portfolio, the length of time that each person has been jointly and primarily responsible for the Portfolio, and each person's principal occupation during the past five years:

                                    Principal Occupation During
   Employee; Title; Year            the Past Five (5) Years
   -------------------------------- -----------------------------------------
   Blend Strategies Team

   Seth J. Masters                  Executive Vice President of the Manager,
   Executive Vice President of the  with which he has been associated in a
   Manager and Chief Investment     similar capacity to his current position
   Officer -- Blend Strategies and  since prior to 2004, Chief Investment
   Chief Investment Officer --      Officer -- Blend Strategies and Chief
   Defined Contribution (since      Investment Officer -- Defined
   inception)                       Contribution.

   Dokyoung Lee                     Senior Vice President of the Manager,
   Senior Vice President of the     with which he has been associated in a
   Manager and Director of          similar capacity to his current position
   Research -- Blend Strategies     since prior to 2004 and Director of
   (since 2008)                     Research -- Blend Strategies.

                                   Principal Occupation During
   Employee; Title; Year           the Past Five (5) Years
   ------------------------------- -----------------------------------------
   Thomas J. Fontaine              Senior Vice President of the Manager,
   Senior Vice President of the    with which he has been associated in a
   Manager and Head of Research    similar capacity to his current position
   and Investment Design --        since prior to 2004 and Head of Research
   Defined Contribution (since     and Investment Design -- Defined
   February 2009)                  Contribution.

   Patrick J. Rudden               Senior Vice President of the Manager,
   Senior Vice President of the    with which he has been associated in a
   Manager (since February 2009)   similar capacity to his current position
                                   since prior to 2004.

   Joshua B. Lisser                Senior Vice President of the Manager,
   Senior Vice President of the    with which he has been associated in a
   Manager and Chief Investment    similar capacity to his current position
   Officer -- Structured Equities  since prior to 2004 and Chief Investment
   (since inception)               Officer -- Structured Equities.

This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.

                                                             SUP-R401-0119-0409

                                     [LOGO]
                                 ALLIANCEBERNSTEIN
                                    Investments


                                          ALLIANCEBERNSTEIN BLENDED STYLE FUNDS
                          AllianceBernstein Tax-Managed International Portfolio
                                      AllianceBernstein International Portfolio

--------------------------------------------------------------------------------

Supplement dated April 30, 2009 to the Prospectus dated January 30, 2009 of AllianceBernstein Blended Style Funds.

Management of the Funds

The following information replaces certain information in the Prospectus under the heading "Management of the Funds -- Portfolio Managers":

The management of, and investment decisions for, the Funds are made by the Blend Strategies Team, comprised of senior Blend portfolio managers. The Blend Strategies Team relies heavily on the Adviser's growth, value and fixed-income investment teams and, in turn, the fundamental research of the Adviser's large internal research staff. No one person is principally responsible for coordinating the Funds' investments.

The following table lists the five persons within the Blend Strategies Team with the most significant responsibility for the day-to-day management of the Funds, the length of time that each person has been jointly and primarily responsible for the Funds, and each person's principal occupation during the past five years:

                                    Principal Occupation During
  Employee; Title; Year             the Past Five (5) Years
  --------------------------------- -----------------------------------------
  Seth J. Masters                   Executive Vice President of the Adviser,
  Executive Vice President of the   with which he has been associated in a
  Adviser and Chief Investment      similar capacity to his current position
  Officer -- Blend Strategies and   since prior to 2004, Chief Investment
  Chief Investment Officer --       Officer -- Blend Strategies and Chief
  Defined Contribution (since       Investment Officer -- Defined
  inception)                        Contribution.

  Dokyoung Lee                      Senior Vice President of the Adviser,
  Senior Vice President of the      with which he has been associated in a
  Adviser and Director of Research  similar capacity to his current position
  -- Blend Strategies (since 2008)  since prior to 2004 and Director of
                                    Research -- Blend Strategies.


                                   Principal Occupation During
   Employee; Title; Year           the Past Five (5) Years
   ------------------------------- -----------------------------------------
   Thomas J. Fontaine              Senior Vice President of the Adviser,
   Senior Vice President of the    with which he has been associated in a
   Adviser and Head of Research    similar capacity to his current position
   and Investment Design --        since prior to 2004 and Head of Research
   Defined Contribution (since     and Investment Design -- Defined
   February 2009)                  Contribution.

   Patrick J. Rudden               Senior Vice President of the Adviser,
   Senior Vice President of the    with which he has been associated in a
   Adviser (since February 2009)   similar capacity to his current position
                                   since prior to 2004.

   Joshua B. Lisser                Senior Vice President of the Adviser,
   Senior Vice President of the    with which he has been associated in a
   Adviser and Chief Investment    similar capacity to his current position
   Officer -- Structured Equities  since prior to 2004 and Chief Investment
   (since inception)               Officer -- Structured Equities.

This Supplement should be read in conjunction with the Prospectus for the Funds.

You should retain this Supplement with your Prospectus for future reference.

                                                                  SUP-0109-0409